                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number: ____
  This Amendment (Check only one.): [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Financial Stocks, Inc.
Address:  507 Carew Tower
          441 Vine Street
          Cincinnati, Ohio 45202


13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John M. Stein
Title:    President
Phone:    (513) 241-6166

Signature, Place, and Date of Signing:

     /s/ John M. Stein            Cincinnati, Ohio  November 6, 2001
     -------------------------    ----------------  ----------------


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             -0-
                                            --------
Form 13F Information Table Entry Total:         64
                                            --------
Form 13F Information Table Value Total:     $118,662
                                            --------
                                            (thousands)
List of Other Included Managers: None

-------------------------------------------------------------------------------------------------------------------------------
COLUMN 1                                 COLUMN 2            COLUMN 3        COLUMN 4                      COLUMN 5
-------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                           Title of Class      CUSIP           FMV (000's)     Shares      SH\PRN     PUT\ CALL
-------------------------------------------------------------------------------------------------------------------------------
Aetna Inc.                               Common              00817Y108       $     1,445          50,000 SH
-------------------------------------------------------------------------------------------------------------------------------
American International Group             Common               26874107       $     2,340          30,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Capital One Financial                    Common              14040H105       $     2,532          55,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Century Bancorp                          Common              156432106       $       838          40,600 SH
-------------------------------------------------------------------------------------------------------------------------------
Citigroup                                Common              172967101       $       810          20,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Dime Bancorp (Warrants)                  Warrants            25429Q110       $        53         210,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Downey Financial                         Common              261018105       $       971          22,000 SH
-------------------------------------------------------------------------------------------------------------------------------
E-Trade Group                            Notes               269246AB0       $     1,223       2,000,000 PRN
-------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                               Common              313586109       $     2,002          25,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                      Common              316773100       $     1,230          20,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Financial Industries Corp                Common              317574101       $     1,025          78,865 SH
-------------------------------------------------------------------------------------------------------------------------------
First Citizens Bancshares Inc            Common              31946M103       $       420           5,050 SH
-------------------------------------------------------------------------------------------------------------------------------
Freddie Mac-Voting Common                Common              313400301       $     1,950          30,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp (Warrants)          Warrants            381197136       $        50          40,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.-Del          Common              381317106       $     1,162          20,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.                Common              420542102       $     3,317         172,754 SH
-------------------------------------------------------------------------------------------------------------------------------
Instinet Group Inc.                      Common              457750107       $       979         100,000 SH
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Local Financial Corp                     Common              539553107       $    24,632       1,842,300 SH
-------------------------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                           Common              55261F104       $     1,110          15,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Matrix Bancorp Inc.                      Common              576819106       $     4,106         412,241 SH
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MBNA Corp.                               Common              55262L100       $     1,212          40,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Mellon Financial                         Common              58551A108       $       920          20,000 SH
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Metrocorp Bancshares Inc.                Common              591650106       $     3,512         307,500 SH
-------------------------------------------------------------------------------------------------------------------------------
Phoenix Companies                        Common              71902E109       $     1,084          75,000 SH
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Republic First Bancorp Inc.              Common              760416107       $        98          20,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares                Common              827064106       $     2,283         113,000 SH
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Southwest Bancorp of Texas               Common              84476R109       $     1,696          57,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash            Common              859319105       $     4,509         309,923 SH
-------------------------------------------------------------------------------------------------------------------------------
Stilwell Financial Inc                   Common              860831106       $     1,170          60,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.                   Common              939322103       $     1,154          30,000 SH
-------------------------------------------------------------------------------------------------------------------------------
Abbott Labs                              Common              002814100       $     1,161          22,400 SH
-------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A              Common              002896207       $        49           2,802 SH
-------------------------------------------------------------------------------------------------------------------------------
Argonaut Group Incorporated              Common              040157109       $       169          10,300 SH
-------------------------------------------------------------------------------------------------------------------------------
Bank One Corporation                     Common              06423A103       $     1,284          40,793 SH
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Bristol-Meyers Squibb Corp               Common              110122108       $       533           9,600 SH
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Broadwing                                Common              111620100       $       267          16,600 SH
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Charter One Financial Inc.               Common              160903100       $     1,613          57,146 SH
-------------------------------------------------------------------------------------------------------------------------------
Cinergy Corporation                      Common              172474108       $       445          14,400 SH
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Citigroup                                Common              172967101       $       187           4,613 SH
-------------------------------------------------------------------------------------------------------------------------------
Convergys Corp.                          Common              212485106       $       461          16,600 SH
-------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Company                      Common              532457108       $     3,444          42,680 SH
-------------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                      Common             3316773100       $     2,365          38,475 SH
-------------------------------------------------------------------------------------------------------------------------------
First Indiana Company                    Common              32054R108       $     1,238          60,108 SH
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Ford Motor Company                       Common              345370100       $       364          20,978 SH
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
COLUMN 1                                 COLUMN 6        COLUMN 7                      COLUMN 8
-------------------------------------------------------------------------------------------------------------
Name of Issuer                           Investment Dis  Oth Mgrs    Sole              Shared         None
-------------------------------------------------------------------------------------------------------------
Aetna Inc.                               Sole                           50,000              -            -
-------------------------------------------------------------------------------------------------------------
American International Group             Sole                           30,000              -            -
-------------------------------------------------------------------------------------------------------------
Capital One Financial                    Sole                           55,000              -            -
-------------------------------------------------------------------------------------------------------------
Century Bancorp                          Sole                           40,600              -            -
-------------------------------------------------------------------------------------------------------------
Citigroup                                Sole                           20,000              -            -
-------------------------------------------------------------------------------------------------------------
Dime Bancorp (Warrants)                  Sole                          210,000              -            -
-------------------------------------------------------------------------------------------------------------
Downey Financial                         Sole                           22,000              -            -
-------------------------------------------------------------------------------------------------------------
E-Trade Group                            Sole                        2,000,000              -            -
-------------------------------------------------------------------------------------------------------------
Fannie Mae                               Sole                           25,000              -            -
-------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                      Sole                           20,000              -            -
-------------------------------------------------------------------------------------------------------------
Financial Industries Corp                Sole                           78,865              -            -
-------------------------------------------------------------------------------------------------------------
First Citizens Bancshares Inc            Sole                            5,050              -            -
-------------------------------------------------------------------------------------------------------------
Freddie Mac-Voting Common                Sole                           30,000              -            -
-------------------------------------------------------------------------------------------------------------
Golden State Bancorp (Warrants)          Sole                           40,000              -            -
-------------------------------------------------------------------------------------------------------------
Golden West Financial Corp.-Del          Sole                           20,000              -            -
-------------------------------------------------------------------------------------------------------------
Hawthorne Financial Corp.                Sole                          172,754              -            -
-------------------------------------------------------------------------------------------------------------
Instinet Group Inc.                      Sole                          100,000              -            -
-------------------------------------------------------------------------------------------------------------
Local Financial Corp                     Sole                        1,842,300              -            -
-------------------------------------------------------------------------------------------------------------
M&T Bank Corp.                           Sole                           15,000              -            -
-------------------------------------------------------------------------------------------------------------
Matrix Bancorp Inc.                      Sole                          412,241              -            -
-------------------------------------------------------------------------------------------------------------
MBNA Corp.                               Sole                           40,000              -            -
-------------------------------------------------------------------------------------------------------------
Mellon Financial                         Sole                           20,000              -            -
-------------------------------------------------------------------------------------------------------------
Metrocorp Bancshares Inc.                Sole                          307,500              -            -
-------------------------------------------------------------------------------------------------------------
Phoenix Companies                        Sole                           75,000              -            -
-------------------------------------------------------------------------------------------------------------
Republic First Bancorp Inc.              Sole                           20,000              -            -
-------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares                Sole                          113,000              -            -
-------------------------------------------------------------------------------------------------------------
Southwest Bancorp of Texas               Sole                           57,000              -            -
-------------------------------------------------------------------------------------------------------------
Sterling Financial  Corp-Wash            Sole                          309,923              -            -
-------------------------------------------------------------------------------------------------------------
Stilwell Financial Inc                   Sole                           60,000              -            -
-------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.                   Sole                           30,000              -            -
-------------------------------------------------------------------------------------------------------------
Abbott Labs                              Sole                           22,400              -            -
-------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co Cl A              Sole                            2,802              -            -
-------------------------------------------------------------------------------------------------------------
Argonaut Group Incorporated              Sole                           10,300              -            -
-------------------------------------------------------------------------------------------------------------
Bank One Corporation                     Sole                           40,793              -            -
-------------------------------------------------------------------------------------------------------------
Bristol-Meyers Squibb Corp               Sole                            9,600              -            -
-------------------------------------------------------------------------------------------------------------
Broadwing                                Sole                           16,600              -            -
-------------------------------------------------------------------------------------------------------------
Charter One Financial Inc.               Sole                           57,146              -            -
-------------------------------------------------------------------------------------------------------------
Cinergy Corporation                      Sole                           14,400              -            -
-------------------------------------------------------------------------------------------------------------
Citigroup                                Sole                            4,613              -            -
-------------------------------------------------------------------------------------------------------------
Convergys Corp.                          Sole                           16,600              -            -
-------------------------------------------------------------------------------------------------------------
Eli Lilly & Company                      Sole                           42,680              -            -
-------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                      Sole                           38,475              -            -
-------------------------------------------------------------------------------------------------------------
First Indiana Company                    Sole                           60,108              -            -
-------------------------------------------------------------------------------------------------------------
Ford Motor Company                       Sole                           20,978              -            -
-------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
General Mills Incorporated               Common              370334104       $     1,365          30,000 SH
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.              Common              446150104       $     1,801         104,023 SH
-----------------------------------------------------------------------------------------------------------------------------------
Herman Miller Inc.                       Common              600544100       $       367          18,829 SH
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Keycorp                                  Common              493267108       $       628          26,000 SH
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Office Depot Incorporated                Common              676220106       $       510          37,500 SH
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PNC Bank Corporation                     Common              693475105       $     1,374          24,000 SH
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Sears, Roebuck & Company                 Common              812387108       $       426          12,300 SH
-----------------------------------------------------------------------------------------------------------------------------------
The Limited  Incorporated                Common              532716107       $     1,948         205,000 SH
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Too, Inc.                                Common              890333107       $       307          14,642 SH
-----------------------------------------------------------------------------------------------------------------------------------
Unitrin Incorporated                     Common              913275103       $     1,044          27,316 SH
-----------------------------------------------------------------------------------------------------------------------------------
US Bancorp                               Common              902973304       $     1,664          75,000 SH
-----------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                              Common              92276F100       $       608          56,000 SH
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Visteon Corp                             Common              92839U107       $        20           1,571 SH
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X-Rite Inc.                              Common              983857103       $       948         120,000 SH
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Zimmer Holdings Inc.                     Common              98956P102       $        27             960 SH
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Bay View Capital Corporation             Common              07262L101       $     5,915         845,057 SH
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First State Bancorporation               Common              336453105       $     4,322         235,000 SH
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Online Resources Corp.                   Common              68273G101       $       234         200,300 SH
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Providian Financial (Notes)              Notes               74406AAB8       $     3,589      11,000,000 PRN
-----------------------------------------------------------------------------------------------------------------------------------
Superior Financial Corp                  Common              868161100       $     8,158         547,500 SH
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
General Mills Incorporated               Sole                           30,000              -            -
-------------------------------------------------------------------------------------------------------------
Huntington Bancshares, Inc.              Sole                          104,023              -            -
-------------------------------------------------------------------------------------------------------------
Herman Miller Inc.                       Sole                           18,829              -            -
-------------------------------------------------------------------------------------------------------------
Keycorp                                  Sole                           26,000              -            -
-------------------------------------------------------------------------------------------------------------
Office Depot Incorporated                Sole                           37,500              -            -
-------------------------------------------------------------------------------------------------------------
PNC Bank Corporation                     Sole                           24,000              -            -
-------------------------------------------------------------------------------------------------------------
Sears, Roebuck & Company                 Sole                           12,300              -            -
-------------------------------------------------------------------------------------------------------------
The Limited  Incorporated                Sole                          205,000              -            -
-------------------------------------------------------------------------------------------------------------
Too, Inc.                                Sole                           14,642              -            -
-------------------------------------------------------------------------------------------------------------
Unitrin Incorporated                     Sole                           27,316              -            -
-------------------------------------------------------------------------------------------------------------
US Bancorp                               Sole                           75,000              -            -
-------------------------------------------------------------------------------------------------------------
Ventas Inc.                              Sole                           56,000              -            -
-------------------------------------------------------------------------------------------------------------
Visteon Corp                             Sole                            1,571              -            -
-------------------------------------------------------------------------------------------------------------
X-Rite Inc.                              Sole                          120,000              -            -
-------------------------------------------------------------------------------------------------------------
Zimmer Holdings Inc.                     Sole                              960              -            -
-------------------------------------------------------------------------------------------------------------
Bay View Capital Corporation             Sole                          845,057              -            -
-------------------------------------------------------------------------------------------------------------
First State Bancorporation               Sole                          235,000              -            -
-------------------------------------------------------------------------------------------------------------
Online Resources Corp.                   Sole                          200,300              -            -
-------------------------------------------------------------------------------------------------------------
Providian Financial (Notes)              Sole                       11,000,000              -            -
-------------------------------------------------------------------------------------------------------------
Superior Financial Corp                  Sole                          547,500              -            -
-------------------------------------------------------------------------------------------------------------